Condensed Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Net sales
Third party net sales	$ 239,544	$ 235,030	$ 714,351	$ 694,740
Related party net sales (Note 11)	11,716	17,061	40,030	55,619
Total net sales	251,260	252,091	754,381	750,359
Cost of sales	219,026	211,976	649,955	630,732
Gross profit	32,234	40,115	104,426	119,627
Operating expenses
Selling, general and administrative	(14,444)	(20,044)	(49,147)	(65,372)
Amortization of acquired intangible assets	(5,542)	(5,542)	(16,637)	(16,629)
Restructuring costs, net (Note 2)	(5,823)	(827)	(14,200)	(2,936)
Trademark impairment loss (Note 5)			(38,000)
Operating income (loss)	6,425	13,702	(13,558)	34,690
Other expense
Interest expense, net (Note 8)	(2,074)	(13,628)	(35,885)	(37,766)
Miscellaneous, net (Note 16)	(2,500)	(1,329)	(5,521)	(1,986)
Income (loss) before income taxes	1,851	(1,255)	(54,964)	(5,062)
Income tax benefit (expense)	790	(580)	19,463	(169)
Net income (loss)	2,641	(1,835)	(35,501)	(5,231)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(14,285)	814	(8,121)	518
Pension and OPEB liability, net of tax of ($19), ($391), ($57) and ($782)	31	631	93	1,951
Total other comprehensive (loss) income	(14,254)	1,445	(8,028)	2,469
Comprehensive loss	$ (11,613)	$ (390)	$ (43,529)	$ (2,762)